Subsequent Events - Additional Information (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2024 shares	Feb. 29, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Mar. 18, 2024	Mar. 17, 2024
Subsequent Event [Line Items]
Number of options, Granted			110,582,949	85,357,994	55,388,338
Subsequent Events
Subsequent Event [Line Items]
Number of options, Granted	5,229,320	5,229,320
Subsequent Events | Ordinary Shares
Subsequent Event [Line Items]
ADS ratio to ordinary shares						20	4